SHAREHOLDERS' CAPITAL (Details Textual) CAD / shares in Units, $ / shares in Units, CAD in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2018 CAD CAD / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares
Disclosure of Shareholder's Capital [Abstract]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | CAD	CAD 52.6
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | CAD / shares	CAD 0.215
Dividends paid, ordinary shares | $		$ 311.4	$ 299.1
Dividends paid, ordinary shares per share | $ / shares		$ 2.58	$ 2.58